Intangible Assets	12 Months Ended
Dec. 31, 2013
Intangible Assets
5. Intangible Assets

	December 31,	December 31,
	2013	2012
Cost	(in thousands)
Customer relationships acquired	$36,900	$33,951
Technology asset acquired	11,169	11,169
Order backlog	3,171	2,571
Tradenames acquired	1,357	1,357
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	489
Foreign exchange movement	(62)	(1,001)
Total cost	54,349	49,861
Accumulated amortization	(22,550)	(15,363)
Foreign exchange movement	(445)	(51)

Net book value	$31,354	$34,447

On February 15, 2013 the Company acquired the Clinical Trial Services division of Cross Country Healthcare, Inc.  Cross Country Healthcare’s Clinical Trial Services division includes US resourcing providers, ClinForce and Assent Consulting, whose services include contract staffing, permanent placement and functional service provision (“FSP”). The value of certain customer relationships and order backlog identified of $3.3 million and $0.6 million respectively are being amortized over approximately 3 years and 1 year, the estimated period of benefit. $1,488,000 has been amortized in the period since the date of acquisition.

On February 28, 2012 the Company acquired PriceSpective a strategy consulting company. The value of certain customer relationships identified of $10.2 million is being amortized over approximately 10 years, the estimated period of benefit. The value of order backlog and certain non-compete arrangements identified of $0.4 million and $0.4 million respectively are being amortized over approximately 0.8 and 3 years, the estimated period of benefit.  $2,521,000 has been amortized in the period since the date of acquisition.

On February 15, 2012 the Company acquired BeijingWits Medical, a Chinese CRO. The value of certain customer relationships and order backlog identified of $1.8 million and $0.4 million respectively are being amortized over approximately 10 and 4 years, the estimated period of benefit. The value of certain non-compete arrangements identified of $0.01 million are being amortized over approximately 5 years, the estimated period of benefit.  $549,000 has been amortized in the period since the date of acquisition.

On July 14, 2011 the Company acquired Firecrest Clinical Limited, a provider of technology solutions that boost investigator site performance and study management. The value of certain technology assets and customer relationships identified of $11.2 million and $5.2 million respectively are being amortized over approximately 7.5 years, the estimated period of benefit. The value of the Firecrest tradename and order backlog identified of $1.4 million and $1.2 million respectively are being amortized over approximately 4.5 and 1.2 years, the estimated period of benefit.  $6,807,000 has been amortized in the period since the date of acquisition.

On January 14, 2011 the Company acquired Oxford Outcomes Limited, an international health outcomes consultancy business. The value of certain customer relationships and order backlog identified of $6.6 million and $0.6 million respectively are being amortized over approximately 6.5 and 2 years, the estimated period of benefit.   $3,706,000 has been amortized in the period since the date of acquisition. A put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes Limited. This option was exercised in October 2011.

On May 17, 2010 the Company acquired Timaq Medical Imaging, a European provider of advanced imaging services.  The value of certain client relationships identified of $0.8 million is being amortized over approximately 3 years, the estimated period of benefit.  $770,000 has been amortized in the period since the date of acquisition.

On November 14, 2008 the Company acquired Prevalere Life Sciences, a US provider of bioanalytical and immunoassay laboratory services.  The value of certain customer relationships identified of $7.4 million is being amortized over periods ranging from approximately 7 to 11 years, the estimated period of the benefit.  $4,162,000 has been amortized in the period since the date of acquisition.

On February 11, 2008 the Company acquired Healthcare Discoveries, a US provider of Phase I clinical trial services.  The value of certain client relationships identified of $1.6 million is being amortized over periods ranging from approximately 2 to 9 years, the estimated periods of benefit.  The value of certain volunteer lists identified of $1.3 million is being amortized over approximately 6 years, the estimated period of benefit. $2,547,000 has been amortized in the period since the date of acquisition.

Future intangible asset amortization expense for the years ended December 31, 2014 to December 31, 2018 is as follows:

Year ended December 31 (in thousands)
2014	$7,099
2015	6,867
2016	5,297
2017	4,283
2018	3,693

$27,239